Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations

	Payments due by
Obligations (iii)	Total	2015	2016-2017	2018-2019	After 2019
	(millions)
7-year term loan facility expires 2018	$259	$17	$45	$197	$—
Interest on term loan	14	4	8	2	—
Revolving $800 million credit facility commitment fees	7	2	4	1	—
Revolving $400 million credit facility commitment fees	2	1	1	—	—
5.625% senior notes due 2015	148	148	—	—	—
4.125% senior notes due 2016	300	—	300	—	—
6.200% senior notes due 2017	394	—	394	—	—
7.000% senior notes due 2019	187	—	—	187	—
5.750% senior notes due 2021	500	—	—	—	500
4.625% senior notes due 2023	250	—	—	—	250
6.125% senior notes due 2043	275	—	—	—	275
Interest on senior notes	896	112	173	137	474
Total debt and related interest	3,232	284	925	524	1,499
Operating leases(i)	1,181	128	221	175	657
Pensions	346	116	190	40	—
Other contractual obligations(ii)	143	10	40	43	50
Acquisition liabilities	51	8	27	16	—
Total contractual obligations	$4,953	$546	$1,403	$798	$2,206

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(i)	Presented gross of sublease income.

(ii)
Other contractual obligations include capital lease commitments, put option obligations and investment fund capital call obligations, the timing of which are included at the earliest point they may fall due.

(iii)	The above excludes $19 million of liabilities for unrecognized tax benefits as the Company is unable to reasonably predict the timing of settlement of these liabilities

Future minimum rental commitments under all non-cancellable operating lease agreements

	Gross rental commitments	Rentals from subleases	Net rental commitments
		(millions)
2015	$128	$(13)	$115
2016	115	(13)	102
2017	106	(12)	94
2018	91	(7)	84
2019	84	(5)	79
Thereafter	657	(10)	647
Total	$1,181	$(60)	$1,121